Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	R$ 16,046,218	R$ 11,991,356
Financial investments	1,533,004	1,456,485
Trade receivables	3,269,764	3,233,164
Inventories	9,557,578	11,289,229
Recoverable taxes	1,744,074	1,865,626
Other current assets	927,062	776,500
Total current assets	33,077,700	30,612,360
Long-term assets
Financial investments	251,299	156,185
Deferred taxes	5,033,634	5,095,718
Inventories	1,412,103	1,045,665
Recoverable taxes	2,537,423	1,317,132
Other non-current assets	5,310,491	4,749,718
Total long-term assets	14,544,950	12,364,418
Investments	5,443,131	5,219,082
Property, plant and equipment	27,927,458	26,370,445
Intangible assets	10,536,481	10,788,054
Total non-current assets	58,452,020	54,741,999
TOTAL ASSETS	91,529,720	85,354,359
Current
Borrowings and financing	7,613,367	5,193,636
Payroll and related taxes	469,247	422,495
Trade payables	7,739,520	6,596,915
Taxes payables	864,609	870,333
Provisions for tax, social security, labor and civil risks	36,000	73,089
Advances from customers	2,063,509	1,120,072
Dividends and interest on equity payable	80,624	611,307
Trade payables – forfaiting and drawee risk	4,209,434	5,709,069
Other payables	1,940,793	1,878,203
Total current liabilities	25,017,103	22,475,119
Non-Current
Borrowings and financing	37,245,708	35,725,106
Deferred taxes assets	304,002	216,950
Provisions for tax, social security, labor and civil risks	1,306,870	1,411,736
Pension and healthcare plan	513,902	555,329
Provisions for environmental liabilities and decommissioning	1,018,805	937,657
Other payables	6,438,492	2,216,418
Total non-current liabilities	46,827,779	41,063,196
Shareholders’ equity
Paid-in capital	10,240,000	10,240,000
Capital reserves	32,720	32,720
Legal reserves	1,158,925	1,158,925
Earnings reserves	4,912,311	7,829,517
Other comprehensive income	1,156,719	228,305
Total shareholders' equity of controlling shareholders	17,500,675	19,489,467
Non-controlling interest	2,184,163	2,326,577
Total shareholders' equity	19,684,838	21,816,044
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 91,529,720	R$ 85,354,359